Route and Customer Acquisition Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Route and Customer Acquisition Costs
Note 5. Route and Customer Acquisition Costs
The Company enters into contracts with third parties and licensed video gaming locations throughout the State of Illinois which allow the Company to install and operate video gaming terminals. When video gaming operations commence, payments are due monthly. Gross payments due, based on the number of live locations, are approximately $6.8 million and $7.4 million as of June 30, 2020 and December 31, 2019, respectively. Payments are due over varying terms of the individual agreements and are discounted at the Company’s incremental borrowing rate associated with its long-term debt at the time the contract is acquired. The net present value of payments due is $6.4 million and $6.5 million as of June 30, 2020 and December 31, 2019, respectively, of which approximately $1.7 million and $1.7 million is included in current liabilities in the accompanying condensed consolidated balance sheets as of June 30, 2020 and December 31, 2019, respectively. The route and customer acquisition cost asset is comprised of payments made on the contracts of $18.6 million and $18.7 million as of June 30, 2020 and December 31, 2019, respectively. The Company has upfront payments of commissions paid to the third parties for the acquisition of the customer contracts that are subject to a claw back provision if the customer cancels the contract prior to completion. The payments subject to a claw back are $2.1 million and $2.2 million as of June 30, 2020 and December 31, 2019, respectively.
Route and customer acquisition costs consist of the following at June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020	December 31, 2019
Cost	$28,167	$28,501
Accumulated amortization	(11,707)	(11,102)

Route and customer acquisition costs, net	$16,460	$17,399

Amortization expense of route and customer acquisition costs was $0.5 million and $0.9 million for the three and six months ended June 30, 2020, respectively. In comparison, amortization expense of route and customer acquisition costs was $0.6 million and $1.3 million for the three and six months ended June 30, 2019, respectively. As previously
mentioned, the Company’s current year amortization expense is lower due to the adoption of ASC Topic 606 as the amortization period over which route and customer acquisition costs was extended to include expected renewals.

Note 6.	Route and Customer Acquisition Costs
The Company enters into contracts with third parties and licensed video gaming locations throughout the State of Illinois which allow the Company to install and operate video gaming terminals. When video gaming operations commence, payments are due monthly. Gross payments due, based on the number of live locations, are approximately $7.4 million and $8.2 million as of December 31, 2019 and 2018, respectively. Payments are due over varying terms of the individual agreements and are discounted at the Company’s incremental borrowing rate associated with its long-term debt at the time the contract is acquired. The net present value of payments due is $6.5 million and $7.2 million as of December 31, 2019 and 2018, respectively, of which approximately $1.7 million and $1.8 million is included in current liabilities in the accompanying consolidated balance sheets as of December 31, 2019 and 2018, respectively. The route and customer acquisition cost asset is comprised of payments made on the contracts of $18.7 million and $18.8 million as of December 31, 2019 and 2018, respectively. The Company has upfront payments of commissions paid to the third parties for the acquisition of the customer contracts that are subject to a claw back provision if the customer cancels the contract prior to completion. The payments subject to a claw back are $2.2 million and $2.6 million as of December 31, 2019 and 2018, respectively.
Route and customer acquisition costs consist of the following at December 31 (in thousands):

	2019	2018
Cost	$28,501	$27,726
Accumulated amortization	(11,102)	(13,732)

Route and customer acquisition costs, net	$17,399	$13,994

Amortization expense of route and customer acquisition costs was $1.7 million, $3.9 million and $3.3 million for the years ended December 31, 2019, 2018 and 2017, respectively. As previously mentioned, the Company’s current year amortization expense decreased by $1.1 million due to the adoption of ASC Topic 606 as the amortization period over which route and customer acquisition costs was extended to include expected renewals.